FINANCIAL INSTRUMENTS - Swap Contracts (Details) R$ in Thousands, $ in Millions	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Swap Contracts
Notional value	R$ 12,958,565		R$ 13,178,457
Assets, Fair value
Swap Contracts
Amount receivable	R$ 2,846		33,417
Amount payable			(5,245)
Forward contract | Forward contracts maturing at 2019 long position
Swap Contracts
Notional value | $		$ 19.2
Amount payable			(4,069)
Forward contract | Forward contracts maturing at 2019 short position
Swap Contracts
Notional value | $		18.3
Amount receivable			462
Amount payable			(1,176)
Currency swap | Currency swap maturing in 2019
Swap Contracts
Notional value | $		$ 230.5
Amount receivable			R$ 30,249
Currency swap | Currency swap maturing in 2019 | CDI
Swap Contracts
Floating interest rate (as a percent)	111.50%	111.50%	111.50%
Interest Rate Swap | Interest rate swap maturing in 2020
Swap Contracts
Notional value	R$ 50,000	$ 50.0
Amount receivable	R$ 2,846		R$ 2,706
Interest Rate Swap | Interest rate swap maturing in 2020 | CDI
Swap Contracts
Floating interest rate (as a percent)	111.50%	111.50%	111.50%